Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	db-X Exchange-Traded Funds Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Jun. 04, 2014